                                 AIM CHINA FUND
                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                             Supplement dated May 8,
                       2007 to the Statement of Additional
                       Information dated February 28, 2007
                as supplemented March 23, 2007, March 30, 2007,
                       April 10, 2007 and April 24, 2007

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - TRUSTEE OWNERSHIP OF FUND SHARES" in Appendix C in the Statement of Additional Information:

            "TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2006

--------------------------- ------------------------------------------------------------ --------------------------------
     Name of Trustee                     Dollar Range of Equity Securities                  Aggregate Dollar Range of
                                                     Per Fund                               Equity Securities in All
                                                                                              Registered Investment
                                                                                          Companies Overseen by Trustee
                                                                                               in The AIM Family of
                                                                                          Funds--Registered Trademark--
--------------------------- ------------------------------------------------------------ --------------------------------
Martin L. Flanagan(4)                                   N/A                                            N/A
--------------------------- ------------------------------------------------------------ --------------------------------
Robert H. Graham            AIM Developing Markets Fund                 Over $100,000             Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
Philip A. Taylor(5)                                    - 0 -                                           -0-
--------------------------- ------------------------------------------------------------ --------------------------------
Bob R. Baker                                           - 0 -                                      Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
                            AIM Developing Markets Fund                   $1 - $10,000
Frank S. Bayley             AIM Japan Fund                           $10,001 - $50,000            Over $100,000
                            AIM Trimark Small Companies Fund         $10,001 - $50,000
--------------------------- ------------------------------------------------------------ --------------------------------
James T. Bunch                                         - 0 -                                      Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------
Bruce L. Crockett           AIM Developing Markets Fund              $10,001 - $50,000            Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------
Albert R. Dowden                                       - 0 -                                      Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
Jack M. Fields                                         - 0 -                                      Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------
Carl Frischling             AIM Developing Markets Fund                   Over $100,00            Over $100,000(6)
                            AIM Trimark Small Companies Fund        $50,001 - $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
Prema Mathai-Davis                                     - 0 -                                      Over $100,000(6)
--------------------------- ------------------------------------------------------------ --------------------------------
Lewis F. Pennock                                       - 0 -                                      Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
                            AIM China Fund                           $10,001 - $50,000
Ruth H. Quigley             AIM Developing Markets Fund              $10,001 - $50,000            Over $100,000
                            AIM Japan Fund                                $1 - $10,000
--------------------------- ------------------------------------------------------------ --------------------------------
                            AIM Developing Markets Fund              $10,001 - $50,000
Larry Soll                  AIM Trimark Fund                         $10,001 - $50,000            Over $100,000(6)
                            AIM Global Health Care Fund             $50,001 - $100,000
--------------------------- ------------------------------------------------------------ --------------------------------
Raymond Stickel, Jr.        AIM Trimark Small Companies Fund         $10,001 - $50,000            Over $100,000
--------------------------- ------------------------------------------------------------ --------------------------------


--------------------------------
(4) Mr. Flanagan was elected as a trustee of the Trust effective February 24, 2007, and therefore holdings as of December 31, 2006 are not reflected.

(5) Mr. Taylor was elected as a trustee of the Trust effective September 20, 2006.

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.